23. Provision for legal and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	R$ 886,947	R$ 840,637	R$ 849,408
Civil [member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	245,432	212,702	111,301
Provision for Labor and Social Security [member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	213,026	261,837	435,438
Tax [member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	399,288	333,717	271,214
Provision for regulatory [member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	R$ 29,201	R$ 32,381	R$ 31,455